UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		5/31/2009

Item 1. Schedule of Investments

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS				May 31, 2009		(Unaudited)
SM&R GROWTH FUND

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --		1.48%
Newell Rubbermaid Inc.				20,880		$ 240,329
Stanley Works (The)				18,000		642,600
						882,929
HOTELS, RESTAURANTS & LEISURE --		0.36%
Starwood Hotels & Resorts Worldwide, Inc.				8,685		212,522

MEDIA --		0.96%
Walt Disney Co. (The)				23,535		570,018

MULTILINE RETAIL --		0.66%
J.C. Penney Co., Inc.				9,630		251,247
Target Corp.				3,600		141,480
						392,727
SPECIALTY RETAIL --		2.25%
Bed Bath & Beyond Inc. *				7,200		202,392
Best Buy Co., Inc.				15,300		537,030
Home Depot, Inc. (The)				11,700		270,972
Limited Brands, Inc.				8,100		101,331
Lowe's Companies, Inc.				12,060		229,261
						1,340,986

			TOTAL CONSUMER DISCRETIONARY --	5.71%		3,399,182

CONSUMER STAPLES --
BEVERAGES --		3.28%
Coca-Cola Co. (The)				21,600		1,061,856
PepsiCo, Inc.				17,100		890,055
						1,951,911
FOOD & STAPLES RETAILING --		1.89%
CVS Caremark Corp.				18,000		536,400
SUPERVALU, INC.				8,415		139,689
Wal-Mart Stores, Inc.				9,000		447,660
						1,123,749
HOUSEHOLD PRODUCTS --		2.04%
Procter & Gamble Co. (The)				23,400		1,215,396

TOBACCO --
Philip Morris International Inc.		0.57%		7,988		340,608

			TOTAL CONSUMER STAPLES --	7.78%		4,631,664

ENERGY --
ENERGY EQUIPMENT & SERVICES --		3.82%
Baker Hughes Inc.				12,600		492,156
Oceaneering International, Inc. *				6,660		342,457
Schlumberger Ltd.				15,300		875,619
Transocean Ltd. *				2,700		214,596
Weatherford International Ltd. *				16,920		350,244
						2,275,072
OIL, GAS & CONSUMABLE FUELS --		9.51%
Anadarko Petroleum Corp.				9,540		455,821
BP PLC ADR				10,530		521,235
Chevron Corp.				14,782		985,516
Exxon Mobil Corp.				40,500		2,808,675
Noble Corp.				11,700		402,129
Royal Dutch Shell PLC, ADR				9,000		485,190
						5,658,566

			TOTAL ENERGY --	13.33%		7,933,638

EXCHANGE TRADED FUNDS --		9.06%
Powershares QQQ				100,000		3,546,000
SPDR Trust Series 1				20,000		1,848,200
						5,394,200

			TOTAL EXCHANGE TRADED FUNDS --	9.06%		5,394,200

FINANCIALS --
COMMERCIAL BANKS --		3.05%
Bank of America Corp.				17,367		195,726
PNC Financial Services Group, Inc.				16,200		737,910
U.S. Bancorp				18,000		345,600
Wells Fargo & Co.				21,131		538,841
						1,818,077
DIVERSIFIED FINANCIAL SERVICES --		4.47%
American Express Co.				4,500		111,825
Charles Schwab Corp. (The)				26,460		465,696
Citigroup Inc.				34,700		129,084
Discover Financial Services				6,750		64,530
Goldman Sachs Group, Inc. (The)				3,600		520,452
JPMorgan Chase & Co.				13,298		490,696
Morgan Stanley				13,500		409,320
Principal Financial Group, Inc.				8,100		179,820
State Street Corp.				6,300		292,635
						2,664,058
INSURANCE --		2.04%
Allstate Corp. (The)				5,670		145,889
Aspen Insurance Holdings Ltd.				9,315		215,083
Brown & Brown, Inc.				11,160		215,053
Hartford Financial Services Group, Inc. (The)				7,560		108,410
Prudential Financial, Inc.				7,650		305,312
RenaissanceRe Holdings Ltd.				4,860		222,442
						1,212,189

			TOTAL FINANCIALS --	9.56%		5,694,324

HEALTH CARE --
BIOTECHNOLOGY --		4.99%
Amgen Inc. *				5,400		269,676
Celgene Corp. *				16,560		699,494
Facet Biotech Corp. *				2,628		26,044
Genzyme Corp. *				10,800		638,712
Gilead Sciences, Inc. *				21,600		930,960
Given Imaging Ltd.				33,300		315,351
PDL BioPharma Inc.				13,140		91,323
						2,971,560
HEALTH EQUIPMENT & SUPPLIES --		1.01%
Covidien Ltd.				4,185		149,488
Hologic, Inc. *				16,200		205,254
Varian Medical Systems, Inc. *				6,840		244,598
						599,340
HEALTH CARE PROVIDERS & SERVICES --		0.74%
DaVita, Inc. *				4,523		204,033
UnitedHealth Group Inc.				9,000		239,400
						443,433

PHARMACEUTICALS --		5.71%
Abbott Laboratories				12,510		563,701
Endo Pharmaceuticals Holdings Inc. *				10,305		164,159
Eli Lilly & Co.				37,080		1,281,856
Merck & Co. Inc.				34,200		943,236
Wyeth				9,900		444,114
						3,397,066

			TOTAL HEALTH CARE --	12.45%		7,411,399

INDUSTRIALS --
AEROSPACE & DEFENSE --		5.19%
Boeing Co. (The)				9,000		403,650
Goodrich Corp.				18,000		873,720
Honeywell International Inc.				13,050		432,738
Northrop Grumman Corp.				3,600		171,432
Rockwell Collins, Inc.				11,700		496,314
United Technologies Corp.				13,500		710,235
						3,088,089
AIR FREIGHT & LOGISTICS --		1.28%
FedEx Corp.				4,230		234,469
United Parcel Service, Inc. (Class B)				10,260		524,696
						759,165
CONSTRUCTION & ENGINEERING --		0.29%
Cemex SAB de C.V. ADR *				18,000		175,680

INDUSTRIAL CONGLOMERATES --		2.77%
3M Co.				9,000		513,900
General Electric Co.				75,825		1,022,121
Tyco International Ltd.				4,185		115,548
						1,651,569
MACHINERY --		2.49%
Barnes Group Inc.				8,640		131,846
Caterpillar Inc.				6,750		239,355
Danaher Corp.				18,400		1,110,440
						1,481,641

			TOTAL INDUSTRIALS --	12.02%		7,156,144

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		5.46%
Arris Group Inc. *				20,700		250,884
Cisco Systems, Inc. *				76,050		1,406,925
Harris Corp.				11,790		366,433
Motorola, Inc.				27,810		168,529
Nokia ADR				30,690		469,557
QUALCOMM Inc.				13,500		588,465
						3,250,793
COMPUTERS & PERIPHERALS --		4.76%
Apple Inc. *				6,475		879,370
EMC Corp. *				27,720		325,710
Hewlett-Packard Co.				18,450		633,758
International Business Machines Corp.				9,360		994,781
						2,833,619
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.64%
Agilent Technologies, Inc. *				8,370		152,585
Thermo Fisher Scientific, Inc. *				5,965		232,098
						384,683
INTERNET SOFTWARE & SERVICES --		0.90%
Akamai Technologies, Inc. *				8,190		182,309
Research In Motion Ltd. *				4,500		353,880
						536,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		3.36%
Analog Devices, Inc.				14,040		342,716
Intel Corp.				45,000		707,400
KLA-Tencor Corp.				10,440		281,880
Linear Technology Corp.				13,680		320,249
Marvell Technology Group Ltd. *				13,050		149,162
Maxim Integrated Products, Inc.				12,240		198,655
						2,000,062
SOFTWARE --		4.59%
Amdocs Ltd. *				6,008		130,013
Intuit Inc. *				22,320		607,550
Microsoft Corp.				39,960		834,764
Oracle Corp.				59,130		1,158,357
						2,730,684

			TOTAL INFORMATION TECHNOLOGY --	19.71%		11,736,030

MATERIALS --
CHEMICALS --		1.69%
Monsanto Co.				3,488		286,539
PPG Industries, Inc.				16,200		720,414
						1,006,953
CONTAINERS & PACKAGING --		0.35%
Sealed Air Corp.				10,395		208,004

			TOTAL MATERIALS --	2.04%		1,214,957

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		2.28%
AT&T Inc.				24,300		602,397
Verizon Communications Inc.				25,920		758,419
						1,360,816

WIRELESS TELECOMMUNICATION SERVICES --		0.28%
Harris Stratex Networks, Inc. (Class A) *				2,929		13,971
Rogers Communications, Inc.				5,040		150,444
						164,415

			TOTAL TELECOMMUNICATION SERVICES --	2.56%		1,525,231

UTILITIES --
ELECTRIC UTILITIES --		2.07%
Allegheny Energy, Inc.				6,255		156,375
Ameren Corp.				8,100		188,406
Dominion Resources, Inc. / VA				9,000		286,110
Exelon Corp.				4,500		216,045
FPL Group, Inc.				3,600		203,508
Wisconsin Energy Corp.				4,500		177,570
						1,228,014
GAS UTILITIES --		1.35%
El Paso Corp.				41,220		401,895
Praxair, Inc.				2,700		197,640
Sempra Energy				4,500		205,560
						805,095

			TOTAL UTILITIES --	3.42%		2,033,109

			TOTAL COMMON STOCK --	97.64%
				(Cost $70,134,831)		58,129,878

COMMERCIAL PAPER				Face
				Amount
MATERIALS --
CONSTRUCTION MATERIALS --		2.02%
Vulcan Materials, 0.60%, 06/01/09				$ 1,200,000		1,199,960

			TOTAL MATERIALS --	2.02%		1,199,960

			TOTAL COMMERCIAL PAPER --	2.02%
				(Cost $1,199,960)		1,199,960
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)				26,682		26,682

			TOTAL MONEY MARKET FUND --	0.04%
				(Cost $26,682)		26,682

			TOTAL INVESTMENTS --	99.70%
				(Cost $71,361,473)		59,356,520

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.30%		177,920

			NET ASSETS --	100.00%		$ 59,534,440

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 29, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS				May 31, 2009		(Unaudited)
SM&R EQUITY INCOME FUND

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.93%
McDonald's Corp.				10,000		$ 589,900
Starwood Hotels & Resorts Worldwide, Inc.				18,000		440,460
						1,030,360
HOUSEHOLD DURABLES --		2.05%
Newell Rubbermaid Inc.				20,000		230,200
Stanley Works (The)				16,000		571,200
Tupperware Brands Corp.				12,000		291,840
						1,093,240
MEDIA --		0.59%
CBS Corp. (Class B)				17,900		132,102
Walt Disney Co. (The)				7,525		182,256
						314,358
MULTILINE RETAIL --		1.08%
J.C. Penney Co., Inc				16,800		438,312
Target Corp.				3,500		137,550
						575,862
SPECIALTY RETAIL --		1.92%
Foot Locker, Inc.				11,700		129,987
Limited Brands, Inc.				40,000		500,400
TJX Companies, Inc. (The)				13,300		392,483
						1,022,870

			TOTAL CONSUMER DISCRETIONARY --	7.57%		4,036,690
CONSUMER STAPLES --
BEVERAGES --		2.51%
Coca-Cola Co. (The)				14,500		712,820
PepsiCo, Inc.				12,000		624,600
						1,337,420
FOOD PRODUCTS --		3.97%
ConAgra Foods, Inc.				33,500		622,765
H.J. Heinz Co.				14,000		512,120
Kraft Foods Inc. (Class A)				4,844		126,477
McCormick & Co., Inc. (b)				16,000		488,320
Sensient Technologies Corp.				16,000		366,720
						2,116,402
FOOD & STAPLES RETAILING --		1.90%
SUPERVALU, INC.				13,000		215,800
Wal-Mart Stores, Inc.				16,000		795,840
						1,011,640
HOUSEHOLD PRODUCTS --		2.99%
Kimberly-Clark Corp.				11,000		570,790
Procter & Gamble Co. (The)				19,650		1,020,621
						1,591,411
PERSONAL PRODUCTS --		2.18%
Alberto-Culver Co.				10,575		245,763
Avon Products, Inc.				13,000		345,280
Colgate-Palmolive Co.				8,675		572,116
						1,163,159
TOBACCO --		0.67%
Philip Morris International Inc.				8,375		357,110

			TOTAL CONSUMER STAPLES --	14.22%		7,577,142
ENERGY --
ENERGY EQUIPMENT & SERVICES --		2.34%
Boardwalk Pipeline Partners, LP				14,500		299,280
Schlumberger Ltd.				9,500		543,685
Weatherford International Ltd. *				19,500		403,650
						1,246,615

OIL, GAS & CONSUMABLE FUELS --		12.09%
Anadarko Petroleum Corp.				12,000		573,360
BP PLC ADR				15,000		742,500
Chevron Corp.				13,101		873,444
Enterprise Products Partners L.P.				12,800		332,800
Exxon Mobil Corp.				33,000		2,288,550
Natural Resource Partners L.P.				9,000		212,940
Plains All American Pipeline, L.P.				8,000		354,240
Royal Dutch Shell PLC, ADR				14,000		754,740
Spectra Energy Corp.				19,300		309,765
						6,442,339

			TOTAL ENERGY --	14.43%		7,688,954
FINANCIALS --
COMMERCIAL BANKS --		5.19%
Bank of America Corp.				47,000		529,690
Comerica Inc.				18,000		390,240
KeyCorp				17,100		85,500
PNC Financial Services Group, Inc.				13,219		602,125
Regions Financial Corp.				17,782		74,507
TrustCo Bank Corp NY				5,000		28,200
U.S. Bancorp				23,000		441,600
Wells Fargo & Co.				24,000		612,000
						2,763,862
DIVERSIFIED FINANCIAL SERVICES --		6.55%
Allied Capital Corp.				18,000		53,820
Charles Schwab Corp. (The)				29,500		519,200
Citigroup Inc.				68,400		254,448
JPMorgan Chase & Co.				30,000		1,107,000
Morgan Stanley				13,250		401,740
New York Community Bancorp, Inc.				16,000		176,960
Principal Financial Group, Inc.				17,050		378,510
State Street Corp.				6,400		297,280
Weingarten Realty Investors				19,000		301,720
						3,490,678
INSURANCE --		5.49%
Allstate Corp. (The)				8,000		205,840
Arthur J. Gallagher & Co.				11,900		249,305
Aspen Insurance Holdings Ltd.				20,825		480,849
Hartford Financial Services Group, Inc. (The)				5,950		85,323
Marsh & McLennan Companies, Inc.				12,350		233,662
Prudential Financial, Inc.				12,225		487,900
RenaissanceRe Holdings Ltd.				9,000		411,930
Travelers Companies, Inc. (The)				19,000		772,540
						2,927,349
REAL ESTATE INVESTMENT TRUSTS --		4.07%
AvalonBay Communities, Inc.				3,301		202,945
Boston Properties Inc.				3,700		214,828
BRE Properties, Inc.				8,600		178,784
Duke Realty Corp.				12,000		114,120
HCP, Inc.				7,000		162,610
Health Care REIT, Inc.				4,500		154,125
Hospitality Properties Trust				11,400		159,258
Liberty Property Trust				11,300		263,064
Mack-Cali Realty Corp.				12,000		296,520
National Retail Properties Inc.				9,000		153,990
ProLogis				6,000		50,940
Simon Property Group, Inc,				4,094		218,906
						2,170,090

			TOTAL FINANCIALS --	21.30%		11,351,979
HEALTH CARE --
BIOTECHNOLOGY --		0.85%
Genzyme Corp. *				4,000		236,560
Gilead Sciences, Inc. *				5,000		215,500
						452,060
HEALTH CARE PROVIDERS & SERVICES --		0.34%
DaVita, Inc. *				4,000		180,440

HEALTH EQUIPMENT & SUPPLIES --		0.25%
Covidien Ltd.				3,750		133,950

PHARMACEUTICALS --		10.14%
Abbott Laboratories				12,000		540,720
Eli Lilly & Co.				20,350		703,500
Johnson & Johnson				27,000		1,489,320
Merck & Co. Inc.				23,000		634,340
Pfizer Inc.				71,000		1,078,490
Wyeth				21,325		956,640
						5,403,010

			TOTAL HEALTH CARE --	11.58%		6,169,460

INDUSTRIALS --
AEROSPACE & DEFENSE --		2.19%
Boeing Co. (The)				6,500		291,525
Northrop Grumman Corp.				4,000		190,480
United Technologies Corp.				13,000		683,930
						1,165,935
AIR FREIGHT & LOGISTICS --		0.74%
United Parcel Services, Inc. (Class B)				7,700		393,778

COMMERCIAL SERVICES & SUPPLIES --		0.53%
Deluxe Corp.				8,000		113,120
Sovran Self Storage, Inc.				7,000		169,120
						282,240
ELECTRICAL EQUIPMENT --		0.31%
Tyco Electronics Ltd.				9,450		164,147

INDUSTRIAL CONGLOMERATES --		3.47%
3M Co.				10,200		582,420
General Electric Co.				86,500		1,166,020
Tyco International Ltd.				3,750		103,538
						1,851,978
MACHINERY --		0.30%
Barnes Group Inc.				10,500		160,230

ROAD & RAIL --		0.48%
Burlington Northern Santa Fe Corp.				3,500		253,540

TRANSPORTATION --		0.34%
Seaspan Corp.				25,000		181,250

			TOTAL INDUSTRIALS --	8.36%		4,453,098
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT --		1.39%
Harris Corp.				12,750		396,270
Nokia ADR				8,000		122,400
QUALCOMM Inc.				5,075		221,219
						739,889
COMPUTERS & PERIPHERALS --		1.98%
Diebold, Inc.				8,250		203,940
International Business Machines Corp.				8,000		850,240
						1,054,180
OFFICE ELECTRONICS --		0.34%
Pitney Bowes Inc.				7,925		181,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.75%
Intel Corp.				43,100		677,532
Linear Technology Corp.				11,000		257,510
						935,042
SOFTWARE --		1.69%
Microsoft Corp.				43,000		898,270

			TOTAL INFORMATION TECHNOLOGY---	7.15%		3,808,705
MATERIALS --
CHEMICALS --		0.93%
E. I. du Pont de Nemours and Co.				6,100		320,184
PPG Industries, Inc.				7,200		173,667
						493,851
METALS & MINING --		0.26%
Alcoa Inc.				15,000		138,300

PAPER & FOREST PRODUCTS --		0.39%
Potlatch Corp.				8,000		209,440

			TOTAL MATERIALS --	1.58%		841,591
TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		5.26%
AT&T Inc.				48,000		1,189,920
Frontier Communications Corp.				40,000		291,200
Verizon Communications Inc.				34,000		994,840
Windstream Corp.				39,000		327,990
						2,803,950
WIRELESS TELECOMMUNICATION SERVICES --		0.33%
Harris Stratex Networks, Inc. (Class A) *				3,167		15,108
Rogers Communications, Inc.				5,425		161,936
						177,044

			TOTAL TELECOMMUNICATION SERVICES --	5.59%		2,980,994

UTILITIES --
ELECTRIC UTILITIES --		5.13%
Allegheny Energy, Inc.				5,000		125,000
Ameren Corp.				10,900		253,534
Consolidated Edison, Inc.				11,500		407,790
DTE Energy Co.				8,000		242,000
Duke Energy Corp.				33,500		474,025
FPL Group Inc.				4,550		257,211
PPL Corp.				3,950		128,256
Pinnacle West Capital Corp.				10,000		276,500
Progress Energy, Inc.				8,000		284,080
Southern Co.				10,000		284,100
						2,732,496
GAS UTILITIES --		1.57%
Nicor Inc.				7,000		220,150
NiSource Inc.				27,000		288,630
Praxair, Inc.				2,700		197,640
Sempra Energy				2,875		131,330
						837,750

			TOTAL UTILITIES --	6.70%		3,570,246

			TOTAL COMMON STOCK --	98.48%
				(Cost $66,846,977)		52,478,859
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)				614,652		614,652

			TOTAL MONEY MARKET FUND --	1.15%
				(Cost $614,652)		614,652

			TOTAL INVESTMENTS --	99.63%
				(Cost $67,461,629)		53,093,511

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.37%		196,103

			NET ASSETS --	100.00%		$ 53,289,614

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS				May 31, 2009		(Unaudited)
SM&R BALANCED FUND

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.34%
Host Hotels & Resorts Inc.				2,265		$ 21,246
McDonald's Corp.				2,500		147,475
Starwood Hotels & Resorts Worldwide, Inc.				3,000		73,410
Wyndham Worldwide Corp.				1,020		12,026
						254,157
HOUSEHOLD DURABLES --		0.87%
Newell Rubbermaid Inc.				3,800		43,738
Stanley Works (The)				3,400		121,380
						165,118
MEDIA --		1.08%
CBS Corp. (Class B)				2,000		14,760
Viacom Inc. (Class B) *				2,000		44,340
Walt Disney Co. (The)				6,000		145,320
						204,420
MULTILINE RETAIL --		1.42%
J.C. Penney Co., Inc.				4,025		105,012
Target Corp.				4,150		163,095
						268,107

SPECIALTY RETAIL --		2.32%
Best Buy Co., Inc.				3,000		105,300
Foot Locker, Inc.				3,000		33,330
Limited Brands, Inc.				7,600		95,076
Lowe's Companies, Inc.				5,800		110,258
TJX Companies, Inc. (The)				3,200		94,432
						438,396

			TOTAL CONSUMER DISCRETIONARY --	7.03%		1,330,198

CONSUMER STAPLES --
BEVERAGES --		1.83%
Coca-Cola Co. (The)				3,500		172,060
International Flavors & Fragrances Inc.				900		28,710
PepsiCo, Inc.				2,800		145,740
						346,510
FOOD PRODUCTS --		1.28%
H.J. Heinz Co.				2,600		95,108
McCormick & Co., Inc. (c)				2,000		61,040
Sensient Technologies Corp.				3,700		84,804
						240,952
FOOD & STAPLES RETAILING --		1.83%
CVS Caremark Corp.				3,000		89,400
SUPERVALU, INC.				3,475		57,685
Wal-Mart Stores, Inc.				4,000		198,960
						346,045
HOUSEHOLD PRODUCTS --		1.90%
Kimberly-Clark Corp.				2,200		114,158
Procter & Gamble Co. (The)				4,700		244,118
						358,276
PERSONAL PRODUCTS --		1.16%
Alberto-Culver Co.				1,800		41,832
Avon Products, Inc.				3,050		81,008
Colgate-Palmolive Co.				1,475		97,276
						220,116
TOBACCO --		0.46%
Philip Morris International Inc.				2,050		87,412

			TOTAL CONSUMER STAPLES --	8.46%		1,599,311

ENERGY --
ENERGY EQUIPMENT & SERVICES --		2.02%
Oceaneering International, Inc. *				1,500		77,130
Schlumberger Ltd.				2,200		125,906
Transocean Ltd. *				900		71,532
Weatherford International Ltd. *				5,200		107,640
						382,208
OIL, GAS & CONSUMABLE FUELS --		7.37%
Anadarko Petroleum Corp.				4,000		191,120
BP PLC ADR				3,500		173,250
Chevron Corp.				3,051		203,410
Exxon Mobil Corp.				9,000		624,150
Royal Dutch Shell PLC				3,000		161,730
Spectra Energy Corp.				2,525		40,526
						1,394,186

			TOTAL ENERGY --	9.39%		1,776,394
FINANCIALS --
COMMERCIAL BANKS --		2.46%
Bank of America Corp.				10,000		112,700
PNC Financial Services Group, Inc.				3,000		136,650
U.S. Bancorp				5,000		96,000
Wells Fargo & Co.				4,716		120,258
						465,608
DIVERSIFIED FINANCIAL SERVICES --		4.44%
Allied Capital Corp.				3,400		10,166
Charles Schwab Corp. (The)				5,600		98,560
Citigroup Inc.				14,500		53,940
Discover Financial Services				3,000		28,680
Goldman Sachs Group, Inc. (The)				700		101,199
JPMorgan Chase & Co.				6,500		239,850
Morgan Stanley				5,000		151,600
Principal Financial Group, Inc.				3,850		85,470
State Street Corp.				1,500		69,675
						839,140

INSURANCE --		2.82%
Allstate Corp. (The)				2,300		59,179
Aspen Insurance Holdings Ltd.				4,125		95,246
Hartford Financial Services Group, Inc. (The)				1,375		19,718
Prudential Financial, Inc.				3,000		119,730
RenaissanceRe Holdings Ltd.				1,700		77,809
Travelers Companies, Inc. (The)				4,000		162,640
						534,322

			TOTAL FINANCIALS --	9.72%		1,839,070

HEALTH CARE --
BIOTECHNOLOGY --		1.53%
Amgen Inc. *				1,300		64,922
Celgene Corp. *				2,575		108,768
Genzyme Corp. *				875		51,747
Gilead Sciences, Inc. *				1,500		64,650
						290,087
HEALTH CARE PROVIDERS & SERVICES --		1.05%
DaVita, Inc. *				925		41,727
Patterson Companies Inc. *				1,500		30,885
UnitedHealth Group Inc.				2,050		54,530
WellPoint Inc. *				1,550		72,183
						199,325
HEALTH EQUIPMENT & SUPPLIES --		1.17%
Beckman Coulter, Inc.				1,400		75,880
Covidien Ltd.				900		32,148
Hologic, Inc. *				1,750		22,172
Varian Medical Systems, Inc. *				1,300		46,488
Zimmer Holdings, Inc. *				1,000		44,590
						221,278
PHARMACEUTICALS --		5.93%
Abbott Laboratories				2,500		112,650
Eli Lilly & Co.				3,850		133,095
Endo Pharmaceuticals Holdings Inc. *				1,750		27,878
Johnson & Johnson				5,000		275,800
Merck & Co. Inc.				5,300		146,174
Pfizer Inc.				15,000		227,850
Wyeth				4,400		197,384
						1,120,831

			TOTAL HEALTH CARE --	9.68%		1,831,521
INDUSTRIALS --
AEROSPACE & DEFENSE --		2.63%
Boeing Co. (The)				2,075		93,064
General Dynamics Corp.				1,300		73,970
Goodrich Corp.				1,700		82,518
L-3 Communications Holdings, Inc.				900		66,159
Northrop Grumman Corp.				1,200		57,144
Rockwell Collins, Inc.				1,225		51,964
United Technologies Corp.				1,400		73,654
						498,473
AIR FREIGHT & LOGISTICS --		0.74%
FedEx Corp.				875		48,501
United Parcel Services, Inc. (Class B)				1,775		90,773
						139,274
ELECTRICAL EQUIPMENT --		0.22%
Tyco Electronics Ltd.				2,400		41,688

INDUSTRIAL CONGLOMERATES --		2.12%
3M Co.				1,925		109,918
General Electric Co.				19,750		266,230
Tyco International Ltd.				900		24,849
						400,997
MACHINERY --		1.20%
Barnes Group Inc.				2,000		30,520
Caterpillar Inc.				1,100		39,006
Danaher Corp.				1,000		60,350
Illinois Tool Works Inc.				1,800		58,122
Ingersoll-Rand Co. Ltd (Class A)				1,900		38,437
						226,435
ROAD & RAIL --		0.36%
Burlington Northern Santa Fe Corp.				950		68,818

TRANSPORTATION --		0.09%
Seaspan Corp.				2,250		16,313

			TOTAL INDUSTRIALS --	7.36%		1,391,998

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		3.21%
Arris Group Inc. *				6,500		78,780
Cisco Systems, Inc. *				10,225		189,162
Harris Corp.				2,300		71,484
Motorola, Inc.				6,200		37,572
Nokia ADR				6,500		99,450
QUALCOMM Inc.				3,000		130,770
						607,218
COMPUTERS & PERIPHERALS --		3.63%
Apple Inc. *				1,500		203,715
EMC Corp. *				6,000		70,500
Hewlett-Packard Co.				4,500		154,575
International Business Machines Corp.				2,425		257,729
						686,519
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.51%
Agilent Technologies, Inc. *				2,000		36,460
Thermo Fisher Scientific, Inc. *				1,525		59,338
						95,798
INTERNET SOFTWARE & SERVICES --		0.66%
Akamai Technologies, Inc. *				1,900		42,294
Research In Motion Ltd. *				1,050		82,572
						124,866
IT SERVICES --		0.20%
Global Payments Inc.				1,075		38,657

OFFICE ELECTRONICS --		0.21%
Pitney Bowes Inc.				1,725		39,468

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.51%
Intel Corp.				11,000		172,920
Linear Technology Corp.				2,000		46,820
Texas Instruments Inc.				3,400		65,960
						285,700
SOFTWARE --		3.06%
Amdocs Ltd. *				1,550		33,542
Electronic Arts Inc. *				1,500		34,485
Microsoft Corp.				17,000		355,130
Oracle Corp.				8,000		156,720
						579,877

			TOTAL INFORMATION TECHNOLOGY --	12.99%		2,458,103

MATERIALS --
CHEMICALS --		0.83%
Monsanto Co.				875		71,881
PPG Industries, Inc.				900		40,023
E. I. du Pont de Nemours and Co.				1,550		44,128
						156,032
METALS & MINING --		0.20%
Nucor Corp.				700		30,737
United States Steel Corp.				200		6,816
						37,553
PAPER & FOREST PRODUCTS --		0.08%
MeadWestvaco Corp.				1,000		15,970

			TOTAL MATERIALS --	1.11%		209,555
TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		2.64%
AT&T Inc.				11,325		280,747
Verizon Communications Inc.				5,450		159,467
Windstream Corp.				7,100		59,711
						499,925
WIRELESS TELECOMMUNICATION SERVICES --		0.43%
American Tower Corp. (Class A) *				1,250		39,838
Harris Stratex Networks, Inc. (Class A) *				571		2,725
Rogers Communications, Inc.				1,300		38,805
						81,368

			TOTAL TELECOMMUNICATION SERVICES --	3.07%		581,293

UTILITIES --
ELECTRIC UTILITIES --		2.61%
Allegheny Energy, Inc.				1,600		40,000
Ameren Corp.				3,000		69,780
CenterPoint Energy, Inc.				2,000		20,240
Constellation Energy Group				3,000		81,840
Duke Energy Corp.				2,000		28,300
Exelon Corp.				1,400		67,214
FPL Group, Inc.				1,100		62,183
NRG Energy, Inc. *				1,250		28,125
PPL Corp.				925		30,035
Southern Co.				2,300		65,343
						493,060
GAS UTILITIES --		0.42%
Praxair, Inc.				675		49,410
Sempra Energy				675		30,834
						80,244

			TOTAL UTILITIES --	3.03%		573,304

			TOTAL COMMON STOCK --	71.84%
				(Cost $16,498,441)		13,590,747

				Face
				Amount
U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --		0.13%
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17				$ 2,856		$ 3,094
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17				19,214		20,886
						23,980
			TOTAL US GOVERNMENT AGENCY SECURITIES --	0.13%
				(Cost $21,903)		23,980

CORPORATE BONDS

CONSUMER STAPLES --
PERSONAL PRODUCTS --		2.70%
Avon Products, Inc., 7.15%, 11/15/09 (b)				500,000		511,042

			TOTAL CONSUMER STAPLES --	2.70%		511,042

FINANCIALS --
COMMERCIAL BANKS --		1.13%
Washington Mutual, Inc., 4.20%, 01/15/10 (b)				250,000		213,125
						213,125
DIVERSIFIED FINANCIAL SERVICES --		9.51%
Ameriprise Financial, Inc., 5.65%, 11/15/15				500,000		435,139
General Electric Capital Corp., 3.75%, 12/15/09 (b)				350,000		353,455
Goldman Sachs Group (The), 5.30%, 02/14/12				500,000		510,449
Weingarten Realty Investors, 7.35%, 07/20/09 (b)				500,000		500,180
						1,799,223

INSURANCE --		2.66%
Mony Group Inc. (The), 8.35%, 03/15/10 (b)				500,000		503,075

			TOTAL FINANCIALS --	13.30%		2,515,423
INDUSTRIALS --
ELECTRICAL EQUIPMENT --		2.70%
Emerson Electric Co., 5.25%, 10/15/18				500,000		510,352

ROAD & RAIL --		2.29%
Vulcan Materials, 6.40%, 11/30/17				500,000		432,893

TRANSPORTATION --		1.85%
Hertz Corp., 7.40%, 03/01/11				455,000		350,350

			TOTAL INDUSTRIALS --	6.84%		1,293,595

			TOTAL CORPORATE BONDS --	22.84%
				(Cost $4,506,166)		4,320,060

MONEY MARKET FUND				Shares
SM&R Money Market Fund, 0.00% (a)				19,101		19,101

			TOTAL MONEY MARKET FUND --	0.10%
				(Cost $19,101)		19,101

COMMERCIAL PAPER				Face
				Amount

MATERIALS --
CONSTRUCTION MATERIALS --		4.49%
Vulcan Materials, 0.60%, 06/01/09				$ 850,000		849,972

			TOTAL MATERIALS --	4.49%		849,972

			TOTAL COMMERCIAL PAPER --	4.49%
				(Cost $849,972)		849,972

			TOTAL INVESTMENTS --	99.40%
				(Cost $21,895,583)		18,803,860

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.60%		113,689

			NET ASSETS --	100.00%		$ 18,917,549

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b) Long term obligations that will mature in less than one year.

(c) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2009		(Unaudited)
SM&R GOVERNMENT BOND FUND

				Interest/
			Maturity	Stated	Face	Value
CORPORATE BONDS			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		1.58%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 508,715

			TOTAL FINANCIALS --	1.58%		508,715
MATERIALS --
METALS & MINING --		3.03%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	977,698

			TOTAL MATERIALS --	3.03%		977,698

			TOTAL CORPORATE BONDS --	4.61%
				(Cost $1,505,556)		1,486,413

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		27.46%
Federal Home Loan Bank (b)			07/17/09	5.375	1,250,000	1,258,110
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	1,095,431
Federal National Mortgage Assoc.			12/15/10	4.750	1,900,000	2,014,560
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,948,457
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,403,123
Federal National Mortgage Assoc. (b)			02/15/10	3.875	1,100,000	1,125,301
Private Export Funding Corp. (b)			01/15/10	7.200	15,000	15,612
						8,860,594
U S GOVERNMENT SECURITIES --		44.97%
U S Treasury Bond			05/15/16	7.250	800,000	1,010,750
U S Treasury Bond			05/15/17	8.750	2,375,000	3,275,087
U S Treasury Note			08/31/11	4.625	1,500,000	1,619,766
U S Treasury Note			10/31/11	4.625	2,500,000	2,709,180
U S Treasury Note			11/15/12	4.000	2,000,000	2,166,094
U S Treasury Note			05/15/14	4.750	1,319,000	1,468,212
U S Treasury Note			02/15/15	4.000	600,000	643,640
U S Treasury Note			05/15/15	4.125	1,500,000	1,618,242
						14,510,971
			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	72.43%
				(Cost $21,937,899)		23,371,565
COMMERCIAL PAPER

FINANCIALS --
DIVERSIFIED FINANCIALS --		12.84%
FPL Fuels, Inc.			06/08/09	0.250	1,143,000	1,142,929
Goldman Sachs Group, Inc. (The)			06/10/09	0.180	1,400,000	1,399,923
UBS Finance Delaware LLC			06/17/09	0.200	1,600,000	1,599,840
						4,142,692

			TOTAL FINANCIALS --	12.84%		4,142,692
INDUSTRIALS --
INDUSTRIAL CONGLOMERATES --		4.96%
General Electric Co.			6/1/2009	0.250	1,600,000	1,599,978

			TOTAL INDUSTRIALS --	4.96%		1,599,978
UTILITIES --
ELECTRIC UTLITIES --		4.65%
NSTAR Electric Co.			6/2/2009	0.180	1,500,000	1,499,977

			TOTAL UTILITIES --	4.65%		1,499,977

			TOTAL COMMERCIAL PAPER --	22.45%
				(Cost $7,242,647)		7,242,647
					Shares
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)					36,999	36,999

			TOTAL MONEY MARKET FUND --	0.11%
				(Cost $36,999)		36,999

			TOTAL INVESTMENTS --	99.60%
				(Cost $30,723,101)		32,137,624

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.40%		129,779

			NET ASSETS --	100.00%		$ 32,267,403

Notes to Schedule of Investments:
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(b) Long Term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2009		(Unaudited)
SM&R TAX FREE FUND
				Interest/
			Maturity	Stated	Face	Value
MUNICIPAL BONDS			Date	Rate (%)	Amount
Rating (a)

	ALABAMA --	1.33%
WR/A	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 183,928

	CALIFORNIA --	0.15%
A2/A	California State - General Obligation Bonds Unlimited		06/01/11	5.250	20,000	20,323

	FLORIDA --	6.01%
A3/NR	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	428,868
A2/A	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	403,956
						832,824

	HAWAII --	2.03%
Aa2/AA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	281,080

	ILLINOIS --	2.76%
A1/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	180,598
A1/AA-	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	202,498
						383,096
	INDIANA --	4.34%
WR/AA+	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	442,276
Baa1/A	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	158,879
						601,155

	LOUISIANA --	3.32%
WR/A	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	196,780
Baa1/A	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	263,337
						460,117

	MISSISSIPPI --	3.87%
NR / A	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	211,888
Aa3/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	324,793
						536,681
	NEW YORK --	5.94%
Aa3/AA	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	202,164
Aa3/AA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B (b)		04/01/10	3.850	200,000	205,130
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	415,258
						822,552

	NORTH CAROLINA --	1.59%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	219,698

	OHIO --	2.41%
Aa2/AA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	334,197

	TEXAS --	29.89%
WR/AA	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	261,677
A1/A	Austin, Texas Community College District - Revenue Bonds (b) (f)		02/01/10	4.000	100,000	101,842
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	160,493
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	209,938
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	67,835
Aa3/AA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	278,489
Aa2/AA+	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,033
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited (b) (f)		02/01/10	4.300	25,000	25,510
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	130,830
A1/AA-	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	262,204
Aa3/AA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	106,926
Aa2/AA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	284,647
Aa3/AA+	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	260,732
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,230

Aa3/AA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	265,063
Aa3/AAA	Rockwall, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	120,729
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	100,690
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	150,770
A2/A+	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	104,329
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	228,394
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	269,783
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,861
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,863
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	64,094
Aa3/AA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	257,065
N/A /AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	106,093
						4,140,120

	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,060

	WASHINGTON --	4.97%
Aa2/AA-	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	98,240
Aa1/AA+	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	330,705
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	259,416
						688,361

			TOTAL MUNICIPAL BONDS --	68.65%
				(Cost $9,080,832)		9,509,192

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		11.98%
Federal National Mortgage Association			06/01/09	0.125	1,660,000	1,659,988
						1,659,988

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	11.98%
				(Cost $1,659,988)		1,659,988
COMMERCIAL PAPER

FINANCIALS --
DIVERSIFIED FINANCIALS --		5.02%
FPL Fuels, Inc.			06/08/09	0.250	695,000	694,957

INSURANCE --		5.01%
Metlife Funding			06/19/09	0.230	695,000	694,911

			TOTAL FINANCIALS --	10.03%		1,389,868
INDUSTRIALS --
INDUSTRIAL CONGLOMERATES --		5.01%
General Electric Co.			06/10/09	0.250	694,000	693,947

			TOTAL INDUSTRIALS --	5.01%		693,947

MATERIALS --
CHEMICALS --		3.25%
Praxair, Inc.			06/22/09	0.180	450,000	449,948

			TOTAL MATERIALS --	3.25%		449,948

			TOTAL COMMERCIAL PAPER --	18.29%
				(Cost $2,533,763)		2,533,763
MONEY MARKET FUND					Shares
SM&R Money Market Fund, 0.00% (e)					30,384	30,384

			TOTAL MONEY MARKET FUND --	0.23%
				(Cost $30,384)		30,384

			TOTAL INVESTMENTS --	99.15%
				(Cost $13,304,967)		13,733,327

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.85%		117,793

			TOTAL NET ASSETS --	100.00%		$ 13,851,120

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at May 31, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2009		(Unaudited)
SM&R PRIMARY FUND

COMMON STOCKS					Shares	Value

INDUSTRIALS --
BUILDING PRODUCTS --		0.01%
Armstrong World Industries, Inc.					110	$ 1,967

			TOTAL INDUSTRIALS --	0.01%		1,967

			TOTAL COMMON STOCK --	0.01%		1,967
				(Cost $0)

				Interest/
			Maturity	Stated	Face
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES			Date	Rate (%)	Amount

U S GOVERNMENT SECURITIES --		4.47%
U S Treasury Bond			02/15/29	5.250	$ 1,000,000	$ 1,119,062

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	4.47%
				(Cost $899,087)		1,119,062
COMMERCIAL PAPER

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --		4.78%
Johnson Controls, Inc.			06/11/09	1.350	1,198,000	1,197,461

AUTOMOBILES --		8.44%
Nissan Motor Co., Ltd.			06/15/09	1.300	1,020,000	1,019,410
Volkswagen Group of America, Inc.			06/25/09	0.750	1,094,000	1,093,407
						2,112,817

			TOTAL CONSUMER DISCRETIONARY --	13.22%		3,310,278
CONSUMER STAPLES --
BEVERAGES --		4.36%
PepsiAmericas, Inc.			06/18/09	0.250	1,093,000	1,092,856

FOOD PRODUCTS --		9.39%
General Mills, Inc.			06/17/09	0.400	1,169,000	1,168,766
Kraft Foods Inc.			06/01/09	0.410	1,182,000	1,181,973
						2,350,739
HOUSEHOLD PRODUCTS --		4.66%
Clorox Company (The)			06/08/09	0.600	1,168,000	1,167,825

TOBACCO-		4.36%
Altria Group, Inc.			06/03/09	1.050	1,092,000	1,091,873

			TOTAL CONSUMER STAPLES --	22.77%		5,703,293
ENERGY --
ENERGY EQUIPMENT & SERVICE --		4.04%
Eaton Corp.			06/29/09	0.650	1,013,000	1,012,451

			TOTAL ENERGY --	4.04%		1,012,451
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		7.99%
Prudential Financial, Inc.			06/04/09	1.150	1,058,000	1,057,831
South Carolina Fuel Co. Inc.			06/16/09	0.700	945,000	944,688
						2,002,519
INSURANCE --		7.44%
Aetna Inc.			06/30/09	0.650	864,000	863,516
CIGNA Corp.			06/23/09	1.150	1,000,000	999,233
						1,862,749

			TOTAL FINANCIALS --	15.43%		3,865,268
INDUSTRIALS --
CONSTRUCTION & ENGINEERING --		4.64%
Harsco Corp.			06/24/09	0.600	1,163,000	1,162,515

INDUSTRIAL CONGOLOMERATES --		4.17%
Ingersoll-Rand GL Holding Co.			06/10/09	0.800	1,044,000	1,043,745

MACHINERY --		3.99%
The Stanley Works			06/19/09	0.300	1,000,000	999,833

			TOTAL INDUSTRIALS --	12.80%		3,206,093
UTILITIES --
ELECTRIC UTILITIES --		23.31%
Baltimore Gas & Electric Co.			06/05/09	0.800	1,204,000	1,203,839
Duke Energy Corp.			06/09/09	0.580	1,203,000	1,202,806
Virginia Electric & Power Co.			06/02/09	0.700	989,000	988,942
Wisconsin Energy Corp.			06/12/09	0.400	1,254,000	1,253,819
Xcel Energy, Inc.			06/22/09	0.600	1,188,000	1,187,545
						5,836,951
GAS UTILITIES --		3.95%
Michigan Consolidated Gas Co.			06/26/09	1.700	991,000	989,736

			TOTAL UTILITIES --	27.26%		6,826,687

			TOTAL COMMERCIAL PAPER --	95.52%
				(Cost $23,924,070)		23,924,070

			TOTAL INVESTMENTS --	100.00%
				(Cost $24,823,157)		25,045,099

			LIABILITIES IN EXCESS OF OTHER ASSETS --	0.00%		(303)

			TOTAL NET ASSETS --	100.00%		$ 25,044,796

Notes to Schedule of Investments:

See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2009		(Unaudited)
SM&R MONEY MARKET FUND

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		6.96%
General Electric Capital Corp.			06/04/09	0.150	$ 1,484,000	$ 1,483,981
UBS Finance			06/04/09	0.190	4,200,000	4,199,934
						5,683,915

				TOTAL FINANCIALS --	6.96%	5,683,915

				TOTAL COMMERCIAL PAPER --	6.96%
					(Cost $5,683,915)	5,683,915
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		93.38%
Farmer Mac			06/23/09	0.150	5,112,000	5,111,531
Federal Home Loan Bank			06/01/09	0.100	6,273,000	6,273,000
Federal Home Loan Bank			06/03/09	0.170	6,038,000	6,037,943
Federal Home Loan Bank			06/05/09	0.100	7,283,000	7,282,919
Federal Home Loan Bank			06/08/09	0.120	6,010,000	6,009,860
Federal Home Loan Bank			06/09/09	0.110	7,422,000	7,421,819
Federal Home Loan Bank			06/10/09	0.160	7,558,000	7,557,698
Federal National Mortgage Association			06/12/09	0.150	13,589,000	13,588,377
Federal National Mortgage Association			06/22/09	0.150	7,619,000	7,618,333
TVA Discount Note			06/11/09	0.130	9,320,000	9,319,663
						76,221,143

				TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	93.38%
					(Cost $76,221,143)	76,221,143

				TOTAL INVESTMENTS --	100.34%
					(Cost $81,905,058)	81,905,058

				LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.34)%	(280,160)

				TOTAL NET ASSETS --	100.00%	$ 81,624,898
Notes to Schedule of Investments:

See notes to quarterly schedule of portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the seven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the nine months ended May 31, 2009 were:

Purchases						$ 53,426,216
Sales						$ 52,845,006

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the nine months ended May 31, 2009, other than commercial paper, were as follows:

					Purchases	Sales
Growth Fund					$ 7,091,831	$ 10,534,670
Equity Income Fund					$ 3,212,985	$ 6,619,748
Balanced Fund					$ 1,905,975	$ 2,054,803
Government Bond Fund					$ -	$ 1,000,000
Tax Free Fund					$ -	$ 580,000
Primary Fund					$ -	$ -

Gross unrealized appreciation and depreciation as of May 31, 2009, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Growth Fund			$ 71,361,473	$ 6,004,526	$ (18,009,480)	$ (12,004,954)
Equity Income Fund			$ 67,461,629	$ 5,337,680	$ (19,705,798)	$ (14,368,118)
Balanced Fund			$ 21,895,583	$ 1,235,240	$ (4,326,963)	$ (3,091,723)
Government Bond Fund			$ 30,723,101	$ 1,436,550	$ (22,026)	$ 1,414,524
Tax Free Fund			$ 13,304,967	$ 466,915	$ (38,555)	$ 428,360
Primary Fund			$ 24,823,157	$ 221,942	$ -	$ 221,942

NOTE 4 - DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the Funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of May 31, 2009:

SM&R Growth Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 58,156,560
Level 2 - Significant Observable Inputs			1,199,960
Level 3 - Significant Unobservable Inputs			-
Total			$ 59,356,520

SM&R Equity Income Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 53,093,511
Level 2 - Significant Observable Inputs
Level 3 - Significant Unobservable Inputs			-
			$ 53,093,511
Total

SM&R Balanced Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 13,609,849
Level 2 - Significant Observable Inputs			5,194,011
Level 3 - Significant Unobservable Inputs			-
Total			$ 18,803,860

SM&R Government Bond Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 36,998
Level 2 - Significant Observable Inputs			32,100,626
Level 3 - Significant Unobservable Inputs			-
Total			$ 32,137,624

SM&R Tax Free Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 30,384
Level 2 - Significant Observable Inputs			13,702,943
Level 3 - Significant Unobservable Inputs			-
Total			$ 13,733,327

SM&R Primary Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 1,967
Level 2 - Significant Observable Inputs			25,043,132
Level 3 - Significant Unobservable Inputs			-
Total			$ 25,045,099

SM&R Money Market Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 9,362,392
Level 2 - Significant Observable Inputs			81,905,058
Level 3 - Significant Unobservable Inputs			-
Total			$ 91,267,450

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.